FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Assets and Financial Liabilities Carried At Fair Value Excluding Liabilities Subjected to Compromise

The table below summarizes the financial assets and financial liabilities carried at fair value at December 31, 2017 and 2016, excluding Liabilities subjected to compromise (note 28).

	Accounting measurement	2017		2016
		Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and banks	Fair value	277,500	277,500	270,310	270,310
Cash equivalents	Fair value	6,585,184	6,585,184	7,292,941	7,292,941
Short-term investments	Fair value	136,286	136,286	286,005	286,005
Accounts receivable (i)	Amortized cost	7,367,442	7,367,442	8,347,459	8,347,459
Available-for-sale financial asset	Fair value	1,965,972	1,965,972	2,047,379	2,047,379
Dividends receivable	Amortized cost	2,012,146	2,012,146	2,008,556	2,008,556
Liabilities
Trade payables (i)	Amortized cost	5,170,970	5,170,970	4,115,632	4,115,632
Borrowings and financing	Amortized cost	54,251	54,251	54,915	54,915
Dividends and interest on capital	Amortized cost	6,222	6,222	6,262	6,262
Licenses and concessions payable (ii)	Amortized cost	20,910	20,910	110,750	110,750
Tax refinancing program (ii)	Amortized cost	888,777	888,777	760,456	760,456
Other payables (payable for the acquisition of equity interest) (ii)	Amortized cost			342,086	342,086

Accordingly, for the closing of 2017:

(i)	The balances of accounts receivables if the fourth quarter of 2017 and trade payables have short terms and, therefore, they are not adjusted to fair value.

(ii)

The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be discharged.

Schedule of Fair Value Measurement Hierachy

There were no transfers between levels during December 31, 2017 and 2016.

	Fair value measurement hierarchy	Fair value 2017	Fair value 2016
Assets
Cash	Level 1	277,500	270,310
Cash equivalents	Level 2	6,585,184	7,292,941
Short-term investments	Level 2	136,286	286,005
Derivative financial instruments	Level 2
Available-for-sale financial asset (Note 27)	Level 3	1,965,972	2,047,379

Schedule of Financial Assets

Foreign currency-denominated financial assets are presented in the balance sheet as follows (includes intragroup balances):

	2017			2016
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash	82,482	82,482	80,655	80,655
Cash equivalents	1,307	1,307	2,381	2,381
Short-term investments	662	662

These assets are presented in the balance sheet as follows:

	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash equivalents	6,583,877	6,583,877	7,290,561	7,290,561
Short-term investments	135,624	135,624	286,005	286,005

Schedule of Exchange Rates Used for Foreign Currency Translation

The probable rates were then depreciated by 25% and 50% and used as benchmark for the possible and remote scenarios, respectively.

	Rate		Rate
Description	2017	Depreciation	2016	Depreciation
Probable scenario
US dollar	3.3080	0%	3,2591	0%
Euro	3.9693	0%	3,4384	0%
Possible scenario
US dollar	4.1350	25%	4,0739	25%
Euro	4.9616	25%	4,2980	25%
Remote scenario
US dollar	4.9620	50%	4,8887	50%
Euro	5.9540	50%	5,1576	50%

Impact of Foreign Exchange Exposure

The impacts of foreign exchange exposure, in the sensitivity scenarios estimated by the Company, are shown in the table below:

2017
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar cash	Dollar	(2,639)	(3,298)	(3,958)
Euro cash	Euro	(81,812)	(102,265)	(122,718)

Total assets indexed to exchange fluctuation		(84,451)	(105,563)	(126,676)

Total (gain) loss			21,113	42,225

2016
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar cash	Dollar	(3,028)	(3,785)	(4,542)
Euro cash	Euro	(80,007)	(100,009)	(120,011)

Total assets indexed to exchange fluctuation		(83,035)	(103,794)	(124,553)

Total (gain) loss			20,759	41,518